Earning per unit and cash distributions - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended		3 Months Ended		6 Months Ended
	Aug. 06, 2020	Mar. 26, 2020	Mar. 21, 2019	Sep. 14, 2018	Mar. 23, 2018	Aug. 31, 2020	Mar. 21, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution								$ 399	$ 344	$ 798	$ 688
Phantom Units [Member] | Chief Executive Officer Chief Financial Officer [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	15,378	8,100	10,917	28,018	14,584	15,378	10,917			9,723
Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit										$ 0.421875
Distribution Percentage To All Unit Holders										85.00%
Distribution Percentage To Holders Of Incentive Distribution Rights										15.00%
Third Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit										$ 0.50625
Distribution Percentage To All Unit Holders										75.00%
Distribution Percentage To Holders Of Incentive Distribution Rights										25.00%
After Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To All Unit Holders										50.00%
Distribution Percentage To Holders Of Incentive Distribution Rights										50.00%
Common Unit Public [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit										$ 0.388125
Distribution Percentage To Holders Of Incentive Distribution Rights										100.00%
Common units Hoegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution									$ 55		$ 110